Promissory notes payable and other borrowings	12 Months Ended
Aug. 31, 2021
Promissory Notes Payable And Other Borrowings
Promissory notes payable and other borrowings

18. Promissory notes payable and other borrowings

(a)	Promissory notes

The Company has promissory notes with a balance of $200,000 (August 31, 2020 – $200,000) that are unsecured, due on demand, and bear interest at 18%. As of August 31, 2021, interest of $139,644 has been accrued (August 31, 2020 – $83,435).

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)

The Company, through its WinView subsidiary, has a secured promissory note outstanding for amounts due for the provision of services by the noteholder. As of August 31, 2021, $482,304 was due under the note (August 31, 2020 – $1,527,582). The note is secured by the assets of WinView, bears interest at 8%, and is currently due. As of August 31, 2021, no interest is accrued on this note (August 31, 2020 – $63,612).

(b)	Paycheck Protection Program (the “PPP”) loans

In April and May 2020, the Company entered into promissory notes (the “Notes”) with three banks. The Notes evidence loans to the Company of $1,589,559 pursuant to the PPP of the CARES Act administered by the U.S. Small Business Administration (the “SBA”). In accordance with the requirements of the CARES Act, the Company used the proceeds from the loans exclusively for qualified expenses under the PPP, including payroll costs, rent and utility costs, as further detailed in the CARES Act and applicable guidance issued by the SBA.

Interest will accrue on the outstanding balance of the Notes at a rate of 1.00% per annum. However, the Company expects to apply for and receive forgiveness of up to all amounts due under the Notes, in an amount equal to the sum of qualified expenses under the PPP during the twenty-four weeks following disbursement.

Subject to any forgiveness granted under the PPP, the Notes are scheduled to mature in April 2022 and require 18 equal monthly payments of principal and interest beginning November 2020. The Notes may be prepaid at any time prior to maturity with no prepayment penalties. The Notes provide for customary events of default, including, among others, those relating to failure to make payments, bankruptcy, breaches of representations, significant changes in ownership, and material adverse effects. The Company’s obligations under the Notes are not secured by any collateral.

Upon the receipt of the proceeds of $1,589,559 from the Notes, the Company accounted for the Notes as a grant in the form of forgivable loan and recorded the amount as a deferred income liability. The liability was reduced as the Company recognized expenses which qualified for forgiveness of the loan. As of August 31, 2020, the Company had incurred greater than $1,589,559 of qualifying expenses and therefore had a remaining deferred income liability of $nil. The Company recognized the impact of the loan forgiveness as an offset against related salaries and wages expense, in the consolidated statement of loss and comprehensive loss for the year ended August 31, 2020.

(c)	Frankly line of credit

On January 7, 2020, the Company’s Frankly Media LLC subsidiary (“Frankly Media”) entered an agreement with an arm’s length lender, EB Acquisition Company, LLC (the “Lender”), whereby the Lender agreed, subject to the terms and conditions thereof, to provide Frankly Media with a revolving term line of credit in the principal amount of up to $5 million (the “EB Loan”).

The EB Loan had a one-year term, extendable for a second year upon the mutual agreement of Lender and Frankly Media; and was secured by a security interest in Frankly Media’s assets, as well as a guarantee by the Company, secured against the Company’s assets.

On December 1, 2020, the EB Loan was amended (the “Amended EB Loan”). The amendment extended the maturity date by one year and added a conversion feature to $1 million of the $5 million principal outstanding. The conversion feature allowed the holder to convert $1 million into common shares of the Company at a conversion price of $11.25 per common share. On February 24, 2021, the Company extinguished the Amended EB Loan and issued the Lender a convertible debenture in the principal amount of $5 million (the “EB CD”). The EB CD is convertible into units of the Company at a conversion price of $10.25 per unit, with each unit comprised of one common share and one-half of a warrant, with each whole warrant exercisable into a common share at an exercise price of $15.00 per share for a period of three years from the issuance of the EB CD. The EB CD has a term of three years.

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)

The Company determined the EB Loan was substantially modified on December 1, 2020 and the Amended EB Loan was substantially modified on February 24, 2021 (Note 19).

The carrying value of the line of credit as of August 31, 2021, was $0 (August 31, 2020 – $4,919,507).